Leases (Schedule of lease liability) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Balance, Beginning	$ 29,054	$ 44,784	$ 24,788
New lease agreement	0	0	48,408
Interest expense	1,820	3,323	3,629
Lease payments	(19,201)	(18,932)	(28,946)
Foreign exchange	307	(121)	(3,095)
Balance, Ending	$ 11,980	$ 29,054	$ 44,784